SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (Accounts Receivable, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Accounts Receivable
Accounts Receivable:
Balance at Beginning of Year	$ 61		$ 56		$ 95
Additions Charged to Income	56		40		24
Acquisitions (Divestitures) and Other	2		5		(11)
Deductions	(37)	[1]	(40)	[1]	(52)	[1]
Balance at End of Year	$ 82		$ 61		$ 56

[1]	Deductions represent uncollectible accounts written off, net of recoveries.